Document and Entity Information	Jul. 19, 2022
Prospectus:
Document Type	497
Document Period End Date	Jul. 19, 2022
Entity Registrant Name	BNY MELLON FUNDS TRUST
Entity Central Index Key	0001111565
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 19, 2022
Document Effective Date	Jul. 19, 2022
Prospectus Date	Dec. 31, 2021
BNY Mellon Asset Allocation Fund | Class M Shares
Prospectus:
Trading Symbol	MPBLX
BNY Mellon Asset Allocation Fund | Investor Shares
Prospectus:
Trading Symbol	MIBLX